BUSINESS DESCRIPTION (Details) - Extension	12 Months Ended
	Dec. 31, 2017	Dec. 07, 2016	Jul. 27, 2016
Business Overview [Abstract]
Term of transportation license granted	35 years
Number of extension entitled	1
Term of the extension	10 years
CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	51.00%
Petrobras Argentina S.A. [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	10.00%
Trust [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	40.00%
GIP [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	27.10%		51.00%
GIP [Member] | CIESA [Member] | Transaction [Member]
Major Shareholders [Abstract]
Percentage of ownership			55.00%
WST [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	4.58%		45.80%
PCT [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	18.32%		3.20%
PCT [Member] | CIESA [Member] | Transaction [Member]
Major Shareholders [Abstract]
Percentage of ownership			45.00%
GIP and PCT [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	50.00%
GIP and PCT [Member] | CIESA [Member] | Exchange [Member]
Major Shareholders [Abstract]
Percentage of ownership		40.00%
GIP, WST and PCT [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	50.00%
Pampa Group [Member] | CIESA [Member]
Major Shareholders [Abstract]
Percentage of ownership	50.00%